Available-for-Sale Securities (Tables)	12 Months Ended
Dec. 31, 2024
Available-for-Sale Securities [Abstract]
Schedule of Amortized Cost, Gross Unrealized Gains and Losses, and Fair Value for Available-For-Sale Securities

The amortized cost, gross unrealized gains and losses, and fair value for available-for-sale securities as of December 31, 2023 are as follows:

		Gross	Gross
	Amortized	unrealized	unrealized
	cost	gains	losses	Fair value
Available-for-sale securities:
U.S. Treasury Bills	$2,661,092	$36,138	$(35,298)	$2,661,932
Total Available-for-sale securities	$2,661,092	$36,138	$(35,298)	$2,661,932